Subsequent Events (Details) - USD ($)																		3 Months Ended	9 Months Ended
	Nov. 14, 2024	Nov. 11, 2024	Apr. 22, 2024	Mar. 31, 2024	Mar. 28, 2024	Mar. 27, 2024	Mar. 25, 2024	Mar. 15, 2024	Mar. 04, 2024	Mar. 01, 2024	Feb. 29, 2024	Jan. 19, 2024	Aug. 15, 2023	Sep. 12, 2022	Feb. 22, 2022	Feb. 01, 2022	Nov. 01, 2021	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Nov. 15, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
Exercise price of options period																			3 years
Net amount																			$ 1,000,000
Restricted common stock shares (in Shares)															1,000,000
Restricted common stock shares value													$ 25,000
Reverse stock split, description													1-for-2500	1-for-2500		1-for-2500	1-for-2500
Preferred stock, shares authorized (in Shares)																		100,000,000	100,000,000			100,000,000
Preferred stock shares, par value (in Dollars per share)																		$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares sold (in Shares)													100,000	2,000,000		1,666,667
Preferred stock, shares value
Preferred stock shares, granted (in Shares)																		0	0			0
Equity compensation of unregistered shares																		$ 1,952,851
Dr. Sinkule [Member]
Subsequent Events [Line Items]
Options shares (in Shares)																			1,000,000
Dr. Sinkule [Member]
Subsequent Events [Line Items]
Base salary																			$ 360,000
Investor [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Convertible discount, percentage					10.00%
Convertible promissory note					$ 700,000
Maturity term					24 months
Interest rate paid in cash per annum					10.00%
Weighted average interest rate					15.00%
Investor [Member] | Redwoods Acquisition Corp [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Acquisition price per share (in Dollars per share)					$ 9
Management Consulting Services Agreement [Member]
Subsequent Events [Line Items]
Reverse stock split, description								1-for-2500
Subsequent Event [Member]
Subsequent Events [Line Items]
Annual compensation amount		$ 36,000
Subscription received																					$ 100,000
Restricted common stock shares (in Shares)												200,000
Restricted common stock shares value												$ 50,000
Price per share (in Dollars per share)							$ 0.0067	$ 0.006			$ 0.0044	$ 0.25
Unregistered shares issued for services (in Shares)											9,900,000
Reverse stock split, description							1-for-2500				1-for-2500
Reverse stock split shares, value							$ 6,700	$ 12,000			$ 43,560
Warrants to purchase shares (in Shares)									1,500,000
Warrants exercise price (in Dollars per share)									$ 2.5
Warrants expires									Mar. 04, 2027
Call option granted (in Shares)							1,000,000	2,000,000
Call Option expires								Mar. 15, 2029
Equity compensation of unregistered shares						$ 50,000	$ 10,000
Cash payment						$ 50,000
Authorized but unissued shares (in Shares)						50,000
Convertible promissory note					$ 1,300,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Convertible promissory note	$ 1,200,000
Convertible discount, percentage	20.00%
Net amount	$ 1,000,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Convertible discount, percentage					10.00%
Maturity term					24 months
Interest rate paid in cash per annum					10.00%
Weighted average interest rate					15.00%
Subsequent Event [Member] | Management Consulting Services Agreement [Member]
Subsequent Events [Line Items]
Acquisition price per share (in Dollars per share)								$ 10
Subsequent Event [Member] | Redwoods Acquisition Corp [Member]
Subsequent Events [Line Items]
Acquisition price per share (in Dollars per share)					$ 9
Subsequent Event [Member] | Call Option [Member]
Subsequent Events [Line Items]
Call option granted (in Shares)								3,000,000
Subsequent Event [Member] | Management Consulting Services Agreement [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)								$ 0.006
Reverse stock split shares, value								$ 6,000
Call option granted (in Shares)								1,000,000
Subsequent Event [Member] | Management Consulting Services Agreement [Member] | Call Option [Member]
Subsequent Events [Line Items]
Call Option expires								Mar. 15, 2029
Individuals [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares granted (in Shares)											3
Executives [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares granted (in Shares)											2
University [Member] | Subsequent Event [Member] | Management Consulting Services Agreement [Member]
Subsequent Events [Line Items]
Acquisition price per share (in Dollars per share)								$ 20
Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock, shares authorized (in Shares)										160,000
Preferred stock shares, par value (in Dollars per share)									$ 2.5	$ 0.001
Cash dividend at annual rate										6.00%
Preferred stock, shares sold (in Shares)									50,000
Preferred stock, shares value									$ 125,000
Preferred stock shares, granted (in Shares)									100,000
Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock, shares authorized (in Shares)																						500,000	500,000
Preferred stock shares, par value (in Dollars per share)																						$ 0.001	$ 0.001
Preferred stock, shares value																							$ 405
Preferred stock shares, granted (in Shares)																							405,250
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock shares, granted (in Shares)								30,000
Shares cancelled (in Shares)				30,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)								$ 0.006
Reverse stock split, description								1-for-2500
Reverse stock split shares, value								$ 18,000
Common Stock [Member] | Subsequent Event [Member] | Management Consulting Services Agreement [Member]
Subsequent Events [Line Items]
Acquisition price per share (in Dollars per share)								$ 30
Forecast [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Convertible discount, percentage			10.00%
Convertible promissory note			$ 2,000,000
Interest rate paid in cash per annum			10.00%
Weighted average interest rate			15.00%
Forecast [Member] | Redwoods Acquisition Corp [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Acquisition price per share (in Dollars per share)			$ 9